1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Claudia de Alba claudia.dealba@dechert.com +1 212 649 8739 Direct +1 212 698 0601 Fax

January 28, 2009

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re: Tamarack Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of Tamarack Funds Trust, an open-end management investment company (the “Trust”), attached for electronic filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is one copy of Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains five prospectuses and two statements of additional information for the Trust.

The filing is being made for the purposes of: (i) responding to comments from the staff of the Securities and Exchange Commission regarding Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A under the 1940 Act; (ii) updating required financial information; and (iii) making certain other changes to the Registration Statement.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet that the Amendment become effective on January 28, 2009. No fees are required in connection with this filing. The Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the Securities Act. Please direct any comments or questions on the enclosed materials to me at (212) 649-8739 or Jon Rand at (212) 698-3634. Thank you in advance for your consideration.

Very truly yours,

/s/ Claudia de Alba

Enclosures

US Austin Boston Charlotte Hartford New York Newport Beach Philadelphia Princeton San Francisco Silicon Valley Washington DC

EUROPE Brussels London Luxembourg Munich Paris ASIA Hong Kong

1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Jon S. Rand jon.rand@dechert.com +1 (212) 698-3634 Direct +1 (212) 314-0074 Fax

January 28, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Tamarack Funds Trust

Dear Sir or Madam:

In the capacity as fund counsel, based upon my review of Tamarack Funds Trust’s post-effective amendment no. 28 to its registration statement, which I understand will be filed with the Securities and Exchange Commission on January 28, 2009, I hereby represent that said amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Very truly yours,

/s/ Jon S. Rand